Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2020
Property and equipment, net
Summary of property and equipment

	As of March 31,
	2020	2019

Server hardware	$16,696,081	$8,479,493
Vehicles	108,536	114,204
	16,804,617	8,593,697
Less: accumulated depreciation	(4,480,492)	(1,997,016)
Server development in progress	—	7,425,559
Property and equipment, net	$12,324,125	$14,022,240